Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity Note Disclosure
Note 8—Equity
Share Capital
As of December 31, 2020, Noble had approximately 251.1 million shares outstanding and trading as compared to approximately 249.2 million shares outstanding and trading at December 31, 2019. At Legacy Noble’s 2020 Annual General Meeting, Legacy Noble’s shareholders authorized its Board of Directors to increase share capital through the issuance of up to approximately 8.7 million ordinary shares (at then current nominal value of $0.01 per share). That authority to allot shares has expired on the Effective Date. Other than shares issued to Legacy Noble’s directors under the Noble Corporation 2017 Director Omnibus Plan, the authority was not used to allot shares during the year ended December 31, 2020. Pursuant to the Memorandum of Association of Noble Corporation, the share capital of Noble is $6,000 divided into 500,000,000 ordinary shares of a par value of $0.00001 each and 100,000,000 shares of a par value of $0.00001, each of such class or classes having the rights as the Board may determine from time to time.
The declaration and payment of dividends required the authorization of the Board of Directors of Legacy Noble, provided that such dividends on issued share capital may be paid only out of Legacy Noble’s
“distributable reserves” on its statutory balance sheet in accordance with UK law. Therefore, Legacy Noble was not permitted to pay dividends out of share capital, which includes share premium. Noble has not paid dividends since the third quarter of 2016. The payment of future dividends will depend on our results of operations, financial condition, cash requirements, future business prospects, contractual and indenture restrictions and other factors deemed relevant by our current Board of Directors; however, at this time, we do not expect to pay any dividends in the foreseeable future.
In accordance with the Plan, all agreements, instruments and other documents evidencing, relating to or otherwise connected with any of Legacy Noble’s equity interests outstanding prior to the Effective Date, including all equity-based awards, were cancelled and all such equity interests have no further force or effect after the Effective Date. Pursuant to the Plan, the holders of Legacy Noble’s ordinary shares, par value $0.01 per share, outstanding prior to the Effective Date received their pro rata share of the Tranche 3 Warrants to acquire New Shares.
Share Repurchases
Under UK law, Legacy Noble was only permitted to purchase its own shares by way of an
“off-market
purchase” in a plan approved by shareholders. We currently do not have shareholder authority to repurchase shares of Legacy Noble and there is currently no share repurchase plan in place for the Successor. During the years ended December 31, 2020, 2019 and 2018, we did not repurchase any of our shares.
Share-Based Compensation Plans
Stock Plans
During 2015, Noble Corporation shareholders approved a new equity plan, the Noble Corporation plc 2015 Omnibus Incentive Plan (the “Noble Incentive Plan”), which permits grants of options, stock appreciation rights (“SARs”), stock or stock unit awards or cash awards, any of which may be structured as a performance award, from time to time to employees who are to be granted awards under the Noble Incentive Plan. Neither consultants nor non-employee
directors are eligible for awards under the Noble Incentive Plan. The Noble Incentive Plan replaced the Noble Corporation 1991 Stock Options and Restricted Stock Plan, as amended (the “1991 Plan”). The 1991 Plan was terminated, and equity awards have thereafter only been made under the Noble Incentive Plan. Stock option awards previously granted under the 1991 Plan remain outstanding in accordance with their terms.
During 2020, 2019 and 2018, the Noble Incentive Plan was restated and shareholders approved amendments, primarily to increase the number of ordinary shares available for issuance as long-term incentive compensation under the Noble Incentive Plan by 8.7 million, 5.8 million and 5.0 million shares, respectively. The maximum aggregate number of ordinary shares that may be granted for any and all awards under the Noble Incentive Plan will not exceed 40.0 million shares and at December 31, 2020, we had 25.0 million shares remaining available for grants to employees.
During 2017, upon shareholder approval, the Noble Corporation 2017 Director Omnibus Plan (the “Director Plan”) replaced the previous plans that were terminated. Equity awards to our non-employee
directors have thereafter only been made under the Director Plan. No awards made under previous plans remain outstanding.
During 2019, shareholders approved amendments to increase the number of ordinary shares available for issuance under the Director Plan by 0.9 million shares, bringing the maximum aggregate number of ordinary shares that may be granted for any and all awards under the Director Plan to 1.8 million shares. At December 31, 2020, we had 1.0 million shares remaining for grants to non-employee
directors.
Stock Options
Options have a term of 10 years, an exercise price equal to the fair market value of a share on the date of grant and generally vest over a three-year period. A summary of the status of stock options granted under the 1991 Plan as of December 31, 2020, 2019 and 2018 and the changes during the year ended on those dates is presented below:

	2020		2019		2018
	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of year	708,400	$30.90	1,103,242	$28.74	1,313,155	$29.51
Expired	(152,245)	32.78	(394,842)	24.85	(209,913)	33.56

Outstanding at end of year (1)	556,155	30.39	708,400	30.90	1,103,242	28.74

Exercisable at end of year (1)	556,155	$30.39	708,400	$30.90	1,103,242	$28.74

(1)	Options outstanding and exercisable at December 31, 2020 had no intrinsic value.
The following table summarizes additional information about stock options outstanding at December 31, 2020:

	Options Outstanding and Exercisable
	Number of Shares Underlying Options	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
$20.49 to $25.41	53,934	1.02	$25.41
$25.42 to $30.59	277,177	1.09	30.59
$30.60 to $32.78	225,044	0.10	31.33

Total	556,155	0.68	$30.39

The fair value of each option is estimated on the date of grant using a Black-Scholes pricing model. The expected term of options granted represents the period of time that the options are expected to be outstanding and is derived from historical exercise behavior, current trends and values derived from lattice-based models. Expected volatilities are based on implied volatilities of traded options on our shares, historical volatility of our shares, and other factors. The expected dividend yield is based on historical yields on the date of grant. The risk-free rate is based on the US Treasury yield curve in effect at the time of grant.
There were no
non-vested
stock option balances at December 31, 2020 or any changes during the year ended December 31, 2020. No new stock options were granted during the years ended December 31, 2020, 2019 and
2018. There was no compensation cost recognized during the years ended December 31, 2020, 2019 and 2018 related to stock options.
All outstanding options were cancelled as a result of the Chapter 11 Cases.
Restricted Stock Units (“RSUs”)
We have awarded both Time Vested (“TVRSUs”) and Performance Vested (“PVRSUs”) RSUs under the Noble Incentive Plan. The TVRSUs generally vest over a three-year period. The number of PVRSUs which vest will depend on the degree of achievement of specified corporate performance criteria over a three-year performance period. Depending on the date the PVRSU was awarded, these criteria consist of market based criteria or market and performance based criteria.
The TVRSUs are valued on the date of award at our underlying share price. The total compensation for units that ultimately vest is recognized over the service period. The shares and related nominal value are recorded when the restricted stock unit vests and additional paid-in
capital is adjusted as the share-based compensation cost is recognized for financial reporting purposes.
The market-based PVRSUs are valued on the date of grant based on the estimated fair value. Estimated fair value is determined based on numerous assumptions, including an estimate of the likelihood that our stock price performance will achieve the targeted thresholds and the expected forfeiture rate. The fair value is calculated using a Monte Carlo Simulation Model. The assumptions used to value the PVRSUs include historical volatility and risk-free interest rates over a time period commensurate with the remaining term prior to vesting, as follows:

	2020	2019	2018
Valuation assumptions:
Expected volatility	69.8%	59.6%	61.8%
Risk-free interest rate	1.40%	2.50%	2.31%
Additionally, similar assumptions were made for each of the companies included in the defined index and the peer group of companies in order to simulate the future outcome using the Monte Carlo Simulation Model.
A summary of the RSUs awarded for each of the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
TVRSU
Units awarded	5,559,678	4,639,119	3,578,212
Weighted-average share price at award date	$0.82	$3.02	$4.71
Weighted-average vesting period (years)	3.0	3.0	3.0
PVRSU
Units awarded	2,696,774	1,623,399	2,733,906
Weighted-average share price at award date	$0.91	$3.13	$4.55
Three-year performance period ended December 31	2022	2021	2020
Weighted-average award date fair value	$1.14	$3.61	$2.96

During the years ended December 31, 2020, 2019 and 2018, we awarded zero, 280,635 and 267,204 shares, respectively, to our non-employee
directors.
A summary of the status of
non-vested
RSUs at December 31, 2020 and changes during the year ended December 31, 2020 is presented below:

	TVRSUs Outstanding	Weighted Average Award-Date Fair Value	PVRSUs Outstanding (1)	Weighted Average Award-Date Fair Value
Non-vested RSUs at January 1, 2020	6,329,029	$3.89	4,854,352	$3.56
Awarded	5,559,678	0.82	2,696,774	1.14
Vested	(2,924,900)	4.24	(1,063,242)	4.37
Forfeited	(6,601,307)	1.19	(3,324,771)	1.67

Non-vested RSUs at December 31, 2020	2,362,500	$3.43	3,163,113	$3.22

(1)
For awards granted prior to 2019, the number of PVRSUs shown equals the units that would vest if the “maximum” level of performance is achieved. The minimum number of units is zero and the “target” level of performance is 50 percent of the amounts shown. For awards granted during 2020 and 2019, the number of PVRSUs shown equals the units that would vest if the “target” level of performance is achieved. The minimum number of units is zero and the “maximum” level of performance is 200 percent of the amounts shown.

At December 31, 2020, there was $3.5 million of total unrecognized compensation cost related to the TVRSUs, to be recognized over a remaining weighted-average period of 0.9 years. The total award-date fair value of TVRSUs vested during the year ended December 31, 2020 was $12.4 million.
At December 31, 2020, there was $1.7 million of total unrecognized compensation cost related to the PVRSUs, to be recognized over a remaining weighted-average period of 0.5 years. The total potential compensation for PVRSUs is recognized over the service period regardless of whether the performance thresholds are ultimately achieved.
Share-based amortization recognized during the years ended December 31, 2020, 2019 and 2018 related to all restricted stock totaled $9.2 million ($8.6 million net of income tax), $14.7 million ($14.1 million net of income tax) and $24.0 million ($21.9 million net of income tax), respectively. During the years ended December 31, 2020, 2019 and 2018, capitalized share-based amortization was zero.
All outstanding shares and equity awards were cancelled as a result of the Chapter 11 Cases.
Liability-Classified Cash Incentive Awards
In 2020, the Company granted cash incentive awards that vest over a three-year period and the final cash payment depends on the degree of achievement of specified corporate performance criteria over a three-year performance period. These criteria consist of market based criteria or market and performance based criteria. These awards were valued on the date of grant based on the estimated fair value. Estimated fair value is determined based on numerous assumptions, including an estimate of the likelihood that our stock price performance will achieve the targeted thresholds and the expected forfeiture rate. The fair value is calculated using a Monte Carlo Simulation Model. The assumptions used to value the awards include historical volatility of 69.8% and a risk-free interest rate of 1.4% over a time period commensurate with the remaining term prior to vesting. Additionally, similar assumptions were made for each of the companies included in the defined index and the peer group of companies in order to simulate the future outcome using the Monte Carlo Simulation Model.
A summary of the status of
non-vested
RSUs at December 31, 2020 and changes during the year ended December 31, 2020 is presented below:

	Number of Awards	Weighted Average Award-Date Fair Value
Non-vested Liability-Classified Award at January 1, 2020	—	$—
Awarded	3,619,000	0.77
Vested (1)	(2,401,362)	0.77
Forfeited	(1,217,638)	0.77

Non-vested Liability-Classified Awards at December 31, 2020	—	$—

(1)
As of December 31, 2020, approximately 91,362 awards are still outstanding and fully vested. The remaining balance of the vested awards were cancelled and replaced as part of the 2020 Other Cash Award Plan.

All outstanding shares and equity awards were cancelled as a result of the Chapter 11 Cases.